Debt Facilities - Senior Notes (Details) - USD ($)	1 Months Ended				3 Months Ended	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Nov. 30, 2014	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 06, 2016	Jul. 31, 2011
Debt Instrument [Line Items]
Repayment of debt						$ 1,462,888,000	$ 715,270,000	$ 153,473,000
Unamortized premium	$ 1,987,000					1,862,000	1,987,000
Accrued and unpaid interest	67,077,000					95,832,000	67,077,000
Loss on debt extinguishment						12,276,000	289,000	156,990,000
Senior Notes
Debt Instrument [Line Items]
Unamortized debt issuance costs	45,366,000					$ 39,230,000	45,366,000
Senior Notes | 5.375% Senior Notes due 2022
Debt Instrument [Line Items]
Aggregate principal debt amount issued			$ 750,000,000
Interest rate (percent)			5.375%			5.375%
Senior Notes | 5.375% Senior Notes due 2022 | Debt Instrument Redemption Period Prior to January 1, 2018 [Member]
Debt Instrument [Line Items]
Redemption price, percentage			100.00%
Senior Notes | 5.375% Senior Notes due 2022 | Maximum | Debt Instrument Redemption Period Prior to January 1, 2018 [Member]
Debt Instrument [Line Items]
Applicable premium as a percentage of principal amount			1.00%
Senior Notes | 5.375% Senior Notes due 2022 | Treasury Rate [Member] | Debt Instrument Redemption Period Prior to January 1, 2018 [Member]
Debt Instrument [Line Items]
Variable redemption price percentage			0.50%
Senior Notes | 5.375% Senior Notes due 2022 | Redemption by Company of up to 35% of Aggregate Principal [Member] | Debt Instrument Redemption Period Prior to January 1, 2018 [Member]
Debt Instrument [Line Items]
Percentage of aggregate principal amount for redemption			35.00%
Redemption price, percentage			105.375%
Senior notes indenture outstanding (percent)			65.00%
Redemption period			90 days
Senior Notes | 5.750% Senior Notes due 2025
Debt Instrument [Line Items]
Aggregate principal debt amount issued			$ 500,000,000
Interest rate (percent)			5.75%
Senior Notes | 5.750% Senior Notes due 2025 | Debt Instrument Redemption Period Prior to January 1, 2020 [Member]
Debt Instrument [Line Items]
Redemption price, percentage			100.00%
Senior Notes | 5.750% Senior Notes due 2025 | Maximum | Debt Instrument Redemption Period Prior to January 1, 2020 [Member]
Debt Instrument [Line Items]
Applicable premium as a percentage of principal amount			1.00%
Senior Notes | 5.750% Senior Notes due 2025 | Treasury Rate [Member] | Debt Instrument Redemption Period Prior to January 1, 2020 [Member]
Debt Instrument [Line Items]
Variable redemption price percentage			0.50%
Senior Notes | 5.750% Senior Notes due 2025 | Redemption by Company of up to 35% of Aggregate Principal [Member] | Debt Instrument Redemption Period Prior to January 1, 2018 [Member]
Debt Instrument [Line Items]
Percentage of aggregate principal amount for redemption			35.00%
Redemption price, percentage			105.75%
Senior notes indenture outstanding (percent)			65.00%
Redemption period			90 days
Senior Notes | 5.375% Senior Notes due 2022 and 5.750% Senior Notes due 2025
Debt Instrument [Line Items]
Unamortized debt issuance costs	14,622,000					$ 12,532,000	14,622,000
Senior Notes | 5.875% Senior Notes Due 2026
Debt Instrument [Line Items]
Aggregate principal debt amount issued	$ 1,100,000,000						$ 1,100,000,000
Interest rate (percent)	5.875%					5.875%	5.875%		5.875%
Redemption price, percentage	100.00%
Unamortized debt issuance costs	$ 16,879,000					$ 15,112,000	$ 16,879,000
Senior Notes | 5.875% Senior Notes Due 2026 | Debt Instrument Redemption Period Prior to January 15, 2021 [Member]
Debt Instrument [Line Items]
Redemption price, percentage	100.00%
Senior Notes | 5.875% Senior Notes Due 2026 | Maximum | Debt Instrument Redemption Period Prior to January 15, 2021 [Member]
Debt Instrument [Line Items]
Applicable premium as a percentage of principal amount						1.00%
Senior Notes | 5.875% Senior Notes Due 2026 | Treasury Rate [Member] | Debt Instrument Redemption Period Prior to January 15, 2021 [Member]
Debt Instrument [Line Items]
Variable redemption price percentage	0.50%
Senior Notes | 4.875% Senior Notes Due 2020 and 5.375% Senior Notes Due 2023
Debt Instrument [Line Items]
Aggregate principal debt amount issued				$ 1,500,000,000
Unamortized debt issuance costs	$ 13,865,000					$ 11,585,000	$ 13,865,000
Senior Notes | 4.875% Senior Notes due 2020
Debt Instrument [Line Items]
Aggregate principal debt amount issued				$ 500,000,000
Interest rate (percent)				4.875%		4.875%
Senior Notes | 4.875% Senior Notes due 2020 | Debt Instrument Redemption Period Prior to April 1, 2017 [Member]
Debt Instrument [Line Items]
Redemption price, percentage				100.00%
Senior Notes | 4.875% Senior Notes due 2020 | Maximum | Debt Instrument Redemption Period Prior to April 1, 2017 [Member]
Debt Instrument [Line Items]
Applicable premium as a percentage of principal amount				1.00%
Senior Notes | 4.875% Senior Notes due 2020 | Treasury Rate [Member] | Debt Instrument Redemption Period Prior to April 1, 2017 [Member]
Debt Instrument [Line Items]
Variable redemption price percentage				0.50%
Senior Notes | 4.875% Senior Notes due 2020 | Redemption by Company of up to 35% of Aggregate Principal [Member] | Debt Instrument Redemption Period Prior to January 15, 2019 [Member]
Debt Instrument [Line Items]
Percentage of aggregate principal amount for redemption	35.00%
Redemption price, percentage	105.875%
Senior notes indenture outstanding (percent)	65.00%
Senior Notes | 4.875% Senior Notes due 2020 | Redemption by Company of up to 35% of Aggregate Principal [Member] | Debt Instrument Redemption Period Prior to April 1, 2016 [Member]
Debt Instrument [Line Items]
Percentage of aggregate principal amount for redemption				35.00%
Redemption price, percentage				104.875%
Senior notes indenture outstanding (percent)				65.00%
Redemption period				90 days
Senior Notes | 5.375% Senior Notes due 2023
Debt Instrument [Line Items]
Aggregate principal debt amount issued				$ 1,000,000,000
Interest rate (percent)				5.375%		5.375%
Senior Notes | 5.375% Senior Notes due 2023 | Debt Instrument Redemption Period Prior to April 1, 2018 [Member]
Debt Instrument [Line Items]
Redemption price, percentage				100.00%
Senior Notes | 5.375% Senior Notes due 2023 | Maximum | Debt Instrument Redemption Period Prior to April 1, 2018 [Member]
Debt Instrument [Line Items]
Applicable premium as a percentage of principal amount				1.00%
Senior Notes | 5.375% Senior Notes due 2023 | Treasury Rate [Member] | Debt Instrument Redemption Period Prior to April 1, 2018 [Member]
Debt Instrument [Line Items]
Variable redemption price percentage				0.50%
Senior Notes | 5.375% Senior Notes due 2023 | Redemption by Company of up to 35% of Aggregate Principal [Member] | Debt Instrument Redemption Period Prior to April 1, 2016 [Member]
Debt Instrument [Line Items]
Percentage of aggregate principal amount for redemption				35.00%
Redemption price, percentage				105.375%
Senior notes indenture outstanding (percent)				65.00%
Redemption period				90 days
Senior Notes | 7.00% Senior Notes due 2021
Debt Instrument [Line Items]
Aggregate principal debt amount issued		$ 750,000,000			$ 750,000,000			750,000,000		$ 750,000,000
Interest rate (percent)										7.00%
Repayment of debt		866,861,000
Unamortized premium		93,965,000			93,965,000			93,965,000
Accrued and unpaid interest		$ 22,896,000			22,896,000			22,896,000
Loss on debt extinguishment					$ 103,273,000			$ 103,273,000